Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.8%
80,507	Vanguard S&P 500 ETF	$ 24,767,979	9.9
94,922	Vanguard Value ETF	9,920,298	3.9

	Total Exchange-Traded Funds
	(Cost $31,545,415)	34,688,277	13.8

MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
912,682	Voya Intermediate Bond Fund - Class R6	9,783,954	3.9
89,134	Voya Large-Cap Growth Fund - Class R6	4,987,957	2.0
1,446,907	Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,665,094	7.4
3,455,149	Voya Multi-Manager International Equity Fund - Class I	39,803,322	15.9
2,386,909	Voya Multi-Manager International Factors Fund - Class I	22,222,123	8.9
756,610	Voya Multi-Manager Mid Cap Value Fund - Class I	6,234,465	2.5
2,541,316	Voya U.S. Stock Index Portfolio - Class I	43,608,984	17.4
950,148	VY® Columbia Contrarian Core Portfolio - Class I	17,406,719	6.9
733,389	VY® Invesco Comstock Portfolio - Class I	9,930,089	4.0
646,670	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	18,559,434	7.4
492,612	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	6,241,395	2.5
170,081	VY® T. Rowe Price Growth Equity Portfolio - Class I	16,264,842	6.5

	Total Mutual Funds
	(Cost $205,732,783)	213,708,378	85.3

	Total Investments in Securities (Cost $237,278,198)	$ 248,396,655	99.1
	Assets in Excess of Other Liabilities	2,192,234	0.9
	Net Assets	$ 250,588,889	100.0

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,688,277	$–	$–	$34,688,277
Mutual Funds	213,708,378	–	–	213,708,378
Total Investments, at fair value	$248,396,655	$–	$–	$248,396,655
Other Financial Instruments+
Futures	105,893	–	–	105,893
Total Assets	$248,502,548	$–	$–	$248,502,548
Liabilities Table
Other Financial Instruments+
Futures	$(244,541)	$–	$–	$(244,541)
Total Liabilities	$(244,541)	$–	$–	$(244,541)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$9,248,174	$699,132	$(9,437,988)	$(509,318)	$-	$31,789	$(890,700)	$178,790.00
Voya Intermediate Bond Fund - Class R6	6,167,200	5,111,369	(1,666,606)	171,991	9,783,954	207,880	126,426	-
Voya Large-Cap Growth Fund - Class R6	7,081,974	1,396,643	(3,768,848)	278,188	4,987,957	-	267,557	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,729,431	3,502,471	(2,645,790)	78,982	18,665,094	-	136,335	-
Voya Multi-Manager International Equity Fund - Class I	35,067,618	9,274,764	(4,200,647)	(338,413)	39,803,322	-	125,671	-
Voya Multi-Manager International Factors Fund - Class I	20,832,195	4,274,813	(2,312,316)	(572,569)	22,222,123	-	(45,364)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,733,808	1,807,953	(756,513)	(550,783)	6,234,465	-	(244,435)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	4,643,146	567,905	(4,813,218)	(397,833)	-	33,750	(402,324)	-
Voya U.S. Stock Index Portfolio - Class I	37,660,040	11,516,310	(6,144,246)	576,880	43,608,984	108,569	158,177	3,141,955
VY® Columbia Contrarian Core Portfolio - Class I	-	16,410,143	(934,387)	1,930,963	17,406,719	11,246	109,061	503,823
VY® Invesco Comstock Portfolio - Class I	17,566,874	5,491,039	(13,459,462)	331,638	9,930,089	27,339	(4,537,458)	308,416
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	6,958,005	1,185,969	(9,237,871)	1,093,897	-	-	(2,658,486)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	18,365,752	5,172,405	(4,576,157)	(402,566)	18,559,434	45,984	(140,129)	2,439,408
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	5,731,038	1,532,748	(1,136,458)	114,067	6,241,395	5,933	(56,571)	481,128
VY® T. Rowe Price Growth Equity Portfolio - Class I	17,297,266	3,145,510	(7,737,691)	3,559,757	16,264,842	-	(1,362,692)	581,785
	$210,082,521	$71,089,174	$(72,828,198)	$5,364,881	$213,708,378	$472,490	$(9,414,932)	$7,635,305

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	166	12/18/20	$12,486,520	$(225,449)
S&P 500® E-Mini	7	12/18/20	1,173,200	(7,101)
			$13,659,720	$(232,550)
Short Contracts:
Mini MSCI EAFE Index	(27)	12/18/20	(2,501,820)	76,957
Mini MSCI Emerging Markets Index	(23)	12/18/20	(1,251,775)	28,936
U.S. Treasury 10-Year Note	(70)	12/21/20	(9,767,187)	(11,991)
			$(13,520,782)	$93,902

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $239,758,929.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,909,262
Gross Unrealized Depreciation	(5,410,184)
Net Unrealized Appreciation	$8,499,078